UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Name and address of agent for service)

1-800-625-7071

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Needham Growth Fund

Retail Class | NEEGX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$85	1.75%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund faced a challenging first quarter amid escalating trade tensions and market volatility, followed by a strong rebound in the second quarter. For the six-month period, the Fund returned -5.16%, underperforming the Russell Midcap Growth Index.

The market selloff in March was driven by tariff uncertainties and slowing GDP growth, which weighed on semiconductor-related and infrastructure holdings. Individual stock selection was a key factor affecting performance. Top contributors during the period included Super Micro Computer, Inc. (SMCI), which surged on a $20 billion contract with a Saudi customer, and Nova Ltd. (NVMI), which posted robust earnings. Top detractors were Aspen Aerogels, Inc. (ASPN) and The Trade Desk, Inc. (TTD).

The Fund's strategy remains focused on long-term growth opportunities in infrastructure, reshoring, and semiconductor innovation. The Fund continues to invest in companies poised to benefit from U.S. manufacturing incentives and structural shifts in global supply chains.

How Did the Fund Perform Over the Past 10 Years?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Cumulative Performance
Needham Growth Fund Retail Class: $23,178
Russell 3000 Index: $33,822
Russell Midcap Growth Index: $31,408
S&P MidCap 400 Growth: $24,230

Annual Average Total Return (%)
	1 Year	5 Year	10 Year
Retail Class	-15.10	9.24	8.77
Russell 3000® Index	15.30	15.96	12.96
Russell Midcap® Growth Index	26.49	12.65	12.13
S&P MidCap 400® Growth	7.53	13.44	9.25

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics (as of June 30, 2025)
Net Assets	$153,287,669
Number of Holdings	62
Portfolio Turnover	15%

Needham Growth Fund	PAGE 1	SAR-NEEGX-063025

Semi-Annual Shareholder Report | June 30, 2025

What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	9.5%
Entegris, Inc.	4.6%
PDF Solutions, Inc.	4.4%
Dreyfus Treasury Securities Cash Management	4.3%
Parsons Corp.	4.1%
Nova, Ltd.	3.9%
Thermo Fisher Scientific, Inc.	3.6%
Akamai Technologies, Inc.	3.2%
CarMax, Inc.	2.9%
Vicor Corp.	2.6%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Growth Fund	PAGE 2	SAR-NEEGX-063025

Needham Growth Fund

Institutional Class | NEEIX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$59	1.21%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund faced a challenging first quarter amid escalating trade tensions and market volatility, followed by a strong rebound in the second quarter. For the six-month period, the Fund returned -4.93%, underperforming the Russell Midcap Growth Index.

The market selloff in March was driven by tariff uncertainties and slowing GDP growth, which weighed on semiconductor-related and infrastructure holdings. Individual stock selection was a key factor affecting performance. Top contributors during the period included Super Micro Computer, Inc. (SMCI), which surged on a $20 billion contract with a Saudi customer, and Nova Ltd. (NVMI), which posted robust earnings. Top detractors were Aspen Aerogels, Inc. (ASPN) and The Trade Desk, Inc. (TTD).

The Fund's strategy remains focused on long-term growth opportunities in infrastructure, reshoring, and semiconductor innovation. The Fund continues to invest in companies poised to benefit from U.S. manufacturing incentives and structural shifts in global supply chains.

How Did the Fund Perform Since Inception?*

The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Cumulative Performance
Needham Growth Fund Institutional Class: $237,760
Russell 3000 Index: $304,380
Russell Midcap Growth Index: $305,460
S&P MidCap 400 Growth: $213,750

Annual Average Total Return (%)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	-14.65	9.71	10.73
Russell 3000® Index	15.30	15.96	13.99
Russell Midcap® Growth Index	26.49	12.65	14.04
S&P MidCap 400® Growth	7.53	13.44	9.35

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics (as of June 30, 2025)
Net Assets	$153,287,669
Number of Holdings	62
Portfolio Turnover	15%

Needham Growth Fund	PAGE 1	SAR-NEEIX-063025

Semi-Annual Shareholder Report | June 30, 2025

What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	9.5%
Entegris, Inc.	4.6%
PDF Solutions, Inc.	4.4%
Dreyfus Treasury Securities Cash Management	4.3%
Parsons Corp.	4.1%
Nova, Ltd.	3.9%
Thermo Fisher Scientific, Inc.	3.6%
Akamai Technologies, Inc.	3.2%
CarMax, Inc.	2.9%
Vicor Corp.	2.6%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Growth Fund	PAGE 2	SAR-NEEIX-063025

Needham Aggressive Growth Fund

Retail Class | NEAGX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$87	1.66%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund experienced a volatile but ultimately rewarding first half of 2025. The Fund posted modest negative returns in Q1 amid tariff-driven market declines but rebounded sharply in Q2, resulting in strong outperformance of the Russell 2000 Growth during the first half of 2025.

Market uncertainty around tariffs and slowing economic growth impacted the portfolio early in the year, but the key factor affecting performance in the first half of 2025 was stock selection. Top contributors included ThredUp, Inc. (TDUP), which continued to grow U.S. profitability and benefited from the end of the de minimis tariff exemption; FARO Technologies, Inc. (FARO), acquired by AMETEK, Inc. (AME); Super Micro Computer (SMCI), which surged on a $20 billion contract with a Saudi customer; and nLIGHT, Inc. (LASR), which advanced on progress in laser-based defense systems.

The Fund maintained its long-term, low-turnover strategy, focused on small-cap innovators positioned to benefit from U.S. industrial policy, reshoring, and disruptive technologies. The Fund continues to seek companies with long-term growth prospects, avoiding sector rotation in favor of high-conviction, bottom-up stock selection.

How Did the Fund Perform Over the Past 10 Years?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Cumulative Performance
Needham Aggressive Growth Fund Retail Class: $38,335
Russell 3000 Index: $33,822
Russell 2000 Growth Index: $19,926

Annual Average Total Return (%)
	1 Year	5 Year	10 Year
Retail Class	8.98	18.50	14.38
Russell 3000® Index	15.30	15.96	12.96
Russell 2000® Growth Index	9.73	7.42	7.14

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics (as of June 30, 2025)
Net Assets	$831,503,975
Number of Holdings	94
Portfolio Turnover	14%

Needham Aggressive Growth Fund	PAGE 1	SAR-NEAGX-063025

Semi-Annual Shareholder Report | June 30, 2025

What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

ThredUp, Inc.	5.3%
Super Micro Computer, Inc.	4.8%
FARO Technologies, Inc.	4.1%
Vertiv Holdings Co.	4.0%
Oil-Dri Corp. of America	4.0%
nLight, Inc.	3.6%
PDF Solutions, Inc.	3.3%
Genius Sports Ltd.	2.9%
Asure Software, Inc.	2.9%
Vicor Corp.	2.8%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Aggressive Growth Fund	PAGE 2	SAR-NEAGX-063025

Needham Aggressive Growth Fund

Institutional Class | NEAIX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$62	1.18%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

The Fund experienced a volatile but ultimately rewarding first half of 2025. The Fund posted modest negative returns in Q1 amid tariff-driven market declines but rebounded sharply in Q2, resulting in strong outperformance of the Russell 2000 Growth during the first half of 2025.

Market uncertainty around tariffs and slowing economic growth impacted the portfolio early in the year, but the key factor affecting performance in the first half of 2025 was stock selection. Top contributors included ThredUp, Inc. (TDUP), which continued to grow U.S. profitability and benefited from the end of the de minimis tariff exemption; FARO Technologies, Inc. (FARO), acquired by AMETEK, Inc. (AME); Super Micro Computer (SMCI), which surged on a $20 billion contract with a Saudi customer; and nLIGHT, Inc. (LASR), which advanced on progress in laser-based defense systems.

The Fund maintained its long-term, low-turnover strategy, focused on small-cap innovators positioned to benefit from U.S. industrial policy, reshoring, and disruptive technologies. The Fund continues to seek companies with long-term growth prospects, avoiding sector rotation in favor of high-conviction, bottom-up stock selection.

How Did the Fund Perform Since Inception?*

The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Cumulative Performance
Needham Aggressive Growth Fund Institutional Class: $364,580
Russell 3000 Index: $304,380
Russell 2000 Growth Index: $197,370

Annual Average Total Return (%)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	9.54	19.22	16.44
Russell 3000® Index	15.30	15.96	13.99
Russell 2000® Growth Index	9.73	7.42	8.33

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics (as of June 30, 2025)
Net Assets	$831,503,975
Number of Holdings	94
Portfolio Turnover	14%

Needham Aggressive Growth Fund	PAGE 1	SAR-NEAIX-063025

Semi-Annual Shareholder Report | June 30, 2025

What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

ThredUp, Inc.	5.3%
Super Micro Computer, Inc.	4.8%
FARO Technologies, Inc.	4.1%
Vertiv Holdings Co.	4.0%
Oil-Dri Corp. of America	4.0%
nLight, Inc.	3.6%
PDF Solutions, Inc.	3.3%
Genius Sports Ltd.	2.9%
Asure Software, Inc.	2.9%
Vicor Corp.	2.8%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Aggressive Growth Fund	PAGE 2	SAR-NEAIX-063025

Needham Small Cap Growth Fund

Retail Class | NESGX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$87	1.78%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

During the first half of 2025, the Fund declined significantly in Q1, but ended the period with strong performance. After a sharp market pullback in March driven by tariff announcements and macroeconomic uncertainty, small-cap equities rebounded meaningfully by the end of the second quarter. The Fund returned -3.14% for the six-month period.

Individual stock selection was a key factor in performance. Contributors included TTM Technologies (TTMI) and nLight (LASR), which benefited from improving fundamentals and renewed investor confidence. Detractors included Aspen Aerogels (ASPN) and Harmonic, Inc. (HLIT), which were impacted by sector-specific headwinds and cautious outlooks.

The Fund maintains a long-term, bottom-up investment approach, focusing on companies with improving cost structures, strong balance sheets, and durable growth potential. Amid ongoing macro uncertainty, the Fund continues to find compelling opportunities in the small-cap universe that are poised for recovery and long-term value creation.

How Did the Fund Perform Over the Past 10 Years?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Cumulative Performance
Needham Small Cap Growth Fund Retail Class: $28,999
Russell 3000 Index: $33,822
Russell 2000 Growth Index: $19,926

Annual Average Total Return (%)
	1 Year	5 Year	10 Year
Retail Class	0.28	5.96	11.23
Russell 3000® Index	15.30	15.96	12.96
Russell 2000® Growth Index	9.73	7.42	7.14

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics (as of June 30, 2025)
Net Assets	$139,384,308
Number of Holdings	61
Portfolio Turnover	55%

Needham Small Cap Growth Fund	PAGE 1	SAR-NESGX-063025

Semi-Annual Shareholder Report | June 30, 2025

What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.4%
ADTRAN Holdings, Inc.	6.0%
TTM Technologies, Inc.	5.4%
PDF Solutions, Inc.	5.0%
Harmonic, Inc.	3.8%
Arteris, Inc.	3.7%
Aspen Aerogels, Inc.	3.3%
Vishay Intertechnology, Inc.	3.2%
Rogers Corp.	2.7%
Chart Industries, Inc.	2.7%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Small Cap Growth Fund	PAGE 2	SAR-NESGX-063025

Needham Small Cap Growth Fund

Institutional Class | NESIX

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last six months?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.18%
*	Annualized
How Did the Fund Perform Over the Last six months and What Affected its Performance?

During the first half of 2025, the Fund declined significantly in Q1, but ended the period with strong performance. After a sharp market pullback in March driven by tariff announcements and macroeconomic uncertainty, small-cap equities rebounded meaningfully by the end of the second quarter. The Fund returned -2.84% for the six-month period.

Individual stock selection was a key factor in performance. Contributors included TTM Technologies (TTMI) and nLight (LASR), which benefited from improving fundamentals and renewed investor confidence. Detractors included Aspen Aerogels (ASPN) and Harmonic, Inc. (HLIT), which were impacted by sector-specific headwinds and cautious outlooks.

The Fund maintains a long-term, bottom-up investment approach, focusing on companies with improving cost structures, strong balance sheets, and durable growth potential. Amid ongoing macro uncertainty, the Fund continues to find compelling opportunities in the small-cap universe that are poised for recovery and long-term value creation.

How Did the Fund Perform Since Inception?*

The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.

Cumulative Performance
Needham Small Cap Growth Fund Institutional Class: $263,160
Russell 3000 Index: $304,380
Russell 2000 Growth Index: $197,370

Annual Average Total Return (%)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	0.90	6.57	12.06
Russell 3000® Index	15.30	15.96	13.99
Russell 2000® Growth Index	9.73	7.42	8.33

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics (as of June 30, 2025)
Net Assets	$139,384,308
Number of Holdings	61
Portfolio Turnover	55%

Needham Small Cap Growth Fund	PAGE 1	SAR-NESIX-063025

Semi-Annual Shareholder Report | June 30, 2025

What Sectors Did the Fund Invest In? (as of June 30, 2025)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management	10.4%
ADTRAN Holdings, Inc.	6.0%
TTM Technologies, Inc.	5.4%
PDF Solutions, Inc.	5.0%
Harmonic, Inc.	3.8%
Arteris, Inc.	3.7%
Aspen Aerogels, Inc.	3.3%
Vishay Intertechnology, Inc.	3.2%
Rogers Corp.	2.7%
Chart Industries, Inc.	2.7%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Small Cap Growth Fund	PAGE 2	SAR-NESIX-063025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

NEEDHAM GROWTH FUND
NEEDHAM AGGRESSIVE GROWTH FUND
NEEDHAM SMALL CAP GROWTH FUND

Core Financial Statements
June 30, 2025

Needham Growth Fund

Schedule of Investments

as of June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	10,000	$2,414,600
RTX Corp.	2,500	365,050
		2,779,650
Automobile Components - 0.2%
Mobileye Global, Inc. - Class A (a)	15,000	269,700

Biotechnology - 0.4%
Gilead Sciences, Inc.	5,250	582,068

Chemicals - 2.5%
Aspen Aerogels, Inc. (a)	437,500	2,590,000
DuPont de Nemours, Inc.	17,500	1,200,325
		3,790,325
Commercial Services & Supplies - 1.9%
Clean Harbors, Inc. (a)	12,300	2,843,514

Communications Equipment - 0.9%
ADTRAN Holdings, Inc. (a)	70,000	627,900
KVH Industries, Inc. (a)(d)	136,400	727,012
		1,354,912
Construction & Engineering - 0.7%
Centuri Holdings, Inc. (a)	47,500	1,065,900

Construction Materials - 0.3%
CRH PLC (Ireland)	5,000	459,000

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	12,500	1,544,875

Electrical Equipment - 9.0%
Hammond Power Solutions, Inc. (Canada)	32,500	2,993,556
nVent Electric PLC (Ireland)	50,000	3,662,500
Vertiv Holdings Co. - Class A	24,250	3,113,943
Vicor Corp. (a)	89,000	4,037,040
		13,807,039
Electronic Equipment, Instruments & Components - 5.9%
Coherent Corp. (a)	26,000	2,319,460
Corning, Inc.	42,000	2,208,780
TTM Technologies, Inc. (a)	39,000	1,591,980
Vishay Intertechnology, Inc.	185,000	2,937,800
		9,058,020
Health Care Equipment & Supplies - 3.0%
Becton Dickinson & Co.	16,750	2,885,187
Medtronic PLC (Ireland)	19,000	1,656,230
		4,541,417
Health Care Providers & Services - 1.6%
Labcorp Holdings, Inc.	6,250	1,640,688
Quest Diagnostics, Inc.	4,500	808,335
		2,449,023

Hotels, Restaurants & Leisure - 0.4%
Vail Resorts, Inc.	3,500	$549,955

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,500	582,200

Insurance - 2.0%
Markel Group, Inc. (a)	1,500	2,996,040

Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A	4,000	704,920

IT Services - 4.3%
Akamai Technologies, Inc. (a)	61,000	4,865,360
Unisys Corp. (a)	395,800	1,792,974
		6,658,334
Life Sciences Tools & Services - 4.8%
Bruker Corp.	45,500	1,874,600
Thermo Fisher Scientific, Inc.	13,500	5,473,710
		7,348,310
Media - 2.5%
Comcast Corp. - Class A	32,500	1,159,925
The Trade Desk, Inc. - Class A (a)	37,500	2,699,625
		3,859,550
Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	4,250	608,557
Navigator Holdings, Ltd. (Marshall Islands)	15,000	212,250
		820,807
Professional Services - 4.4%
Jacobs Solutions, Inc.	4,500	591,525
Parsons Corp. (a)	86,500	6,208,105
		6,799,630
Semiconductors & Semiconductor Equipment - 29.5%(b)
Analog Devices, Inc.	10,000	2,380,200
Applied Materials, Inc.	8,250	1,510,328
ASML Holding NV (Netherlands)	2,750	2,203,822
Entegris, Inc.	87,000	7,016,550
FormFactor, Inc. (a)	105,000	3,613,050
Lam Research Corp.	25,000	2,433,500
Marvell Technology, Inc.	37,500	2,902,500
MKS, Inc.	22,250	2,210,760
Nova, Ltd. (Israel) (a)	22,000	6,054,400
PDF Solutions, Inc. (a)	315,000	6,734,700
Photronics, Inc. (a)	139,500	2,626,785
SiTime Corp. (a)	7,500	1,598,100
Teradyne, Inc.	25,000	2,248,000
Veeco Instruments, Inc. (a)	85,000	1,727,200
		45,259,895

See accompanying Notes to Financial Statements.

NEEDHAM GROWTH FUND

Schedule of Investments

as of June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 2.3%
Bentley Systems, Inc. - Class B	15,000	$809,550
Circle Internet Group, Inc. (a)	1,141	206,852
Crowdstrike Holdings, Inc. - Class A (a)	1,500	763,965
Klaviyo, Inc. - Class A (a)	45,000	1,511,100
		3,291,467
Specialty Retail - 2.8%
CarMax, Inc. (a)	65,000	4,368,650

Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	4,750	974,557
Hewlett Packard Enterprise Co.	84,000	1,717,800
Super Micro Computer, Inc. (a)(d)	297,000	14,555,970
		17,248,327
TOTAL COMMON STOCKS (Cost $68,413,217)		145,033,528

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%
Specialized REITs - 1.3%
Equinix, Inc.	2,500	1,988,675

TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,926,385)		1,988,675
SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.11% (c)	6,614,198	$6,614,198

TOTAL SHORT-TERM INVESTMENTS (Cost $6,614,198)		6,614,198

TOTAL INVESTMENTS - 100.2% (Cost $76,953,800)		153,636,401
Liabilities in Excess of Other Assets - (0.2)%		(348,732)
TOTAL NET ASSETS - 100.0%		$153,287,669

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(d)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2025 is $1,625,000.

Allocation of Portfolio Holdings by Country as of June 30, 2025

	(% of Investments)
United States^	$136,394,643	88.7%
Israel	6,054,400	3.9
Ireland	5,777,730	3.8
Canada	2,993,556	1.9
Netherlands	2,203,822	1.5
Marshall Islands	212,250	0.2
	$153,636,401	100.0%

^	United States allocation includes Short-Term Investment – Money Market Fund of 4.3%.

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Schedule of Investments

as of June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.3%
Astronics Corp. (a)	267,500	$8,955,900
DroneShield Ltd. (Australia) (a)	1,500,000	2,250,874
Electro Optic Systems Holdings Ltd. (Australia) (a)	2,850,000	5,345,825
Huntington Ingalls Industries, Inc.	44,500	10,744,970
		27,297,569
Building Products - 0.3%
Alpha Pro Tech, Ltd. (a)(f)	612,500	2,872,625

Chemicals - 3.0%
Aspen Aerogels, Inc. (a)	1,620,000	9,590,400
Core Molding Technologies, Inc. (a)	205,000	3,400,950
Ecovyst, Inc. (a)	920,000	7,571,600
Mativ Holdings, Inc.	72,500	494,450
Northern Technologies International Corp. (f)	515,500	3,819,855
		24,877,255
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	34,000	7,860,120
Quest Resource Holding Corp. (a)	406,023	820,166
		8,680,286
Communications Equipment - 0.8%
ADTRAN Holdings, Inc. (a)	125,000	1,121,250
Comtech Telecommunications Corp. (a)	1,432,000	3,508,400
KVH Industries, Inc. (a)	441,400	2,352,662
		6,982,312
Construction & Engineering - 4.5%
Centuri Holdings, Inc. (a)	320,000	7,180,800
Everus Construction Group, Inc. (a)	92,500	5,876,525
Matrix Service Co. (a)(f)	1,420,000	19,184,200
MYR Group, Inc. (a)	30,000	5,443,500
		37,685,025
Construction Materials - 1.2%
CRH PLC (Ireland)	28,000	2,570,400
Smith-Midland Corp. (a)	217,000	7,282,520
		9,852,920
Distributors - 0.1%
Educational Development Corp. (a)(f)	800,000	1,064,000

Diversified Consumer Services - 4.4%
Bright Horizons Family Solutions, Inc. (a)	95,000	11,741,050
Lincoln Educational Services Corp. (a)	609,500	14,048,975
Universal Technical Institute, Inc. (a)	311,000	10,539,790
		36,329,815
Electrical Equipment - 12.0%
Hammond Power Solutions, Inc. (Canada)	188,100	17,325,782
nVent Electric PLC (Ireland)	107,500	7,874,375
Thermon Group Holdings, Inc. (a)	623,500	17,507,880
Vertiv Holdings Co. - Class A	260,500	33,450,805
Vicor Corp. (a)	511,500	23,201,640
		99,360,482

Electronic Equipment, Instruments & Components - 15.8%
Arlo Technologies, Inc. (a)	1,307,500	$22,175,200
Blackline Safety Corp. (Canada) (a)	1,205,000	6,371,214
Cognex Corp.	108,000	3,425,760
Evolv Technologies Holdings, Inc. (a)	100,000	624,000
FARO Technologies, Inc. (a)(f)	780,000	34,257,600
Luna Innovations, Inc. (a)	1,175,000	1,039,875
nLight, Inc. (a)	1,525,000	30,012,000
Vishay Intertechnology, Inc.	1,060,000	16,832,800
Vishay Precision Group, Inc. (a)	582,500	16,368,250
		131,106,699
Energy Equipment & Services - 0.6%
Energy Services of America Corp.	125,000	1,242,500
Select Water Solutions, Inc.	100,000	864,000
TETRA Technologies, Inc. (a)	750,000	2,520,000
		4,626,500
Food Products - 2.4%
Vital Farms, Inc. (a)	507,500	19,548,900

Gas Utilities - 0.7%
MDU Resources Group, Inc.	349,000	5,817,830

Health Care Equipment & Supplies - 0.8%
LeMaitre Vascular, Inc.	40,000	3,322,000
Precision Optics Corp, Inc. (a)(f)	700,000	3,409,000
		6,731,000
Health Care Providers & Services - 0.5%
Hinge Health, Inc. - Class A (a)	605	31,309
Labcorp Holdings, Inc.	12,300	3,228,873
Quest Diagnostics, Inc.	3,000	538,890
		3,799,072
Hotels, Restaurants & Leisure - 3.1%
Genius Sports Ltd. (Guernsey) (a)	2,355,000	24,492,000
Sportradar Group AG - Class A (Switzerland) (a)	35,000	982,800
		25,474,800
Household Products - 4.0%
Oil-Dri Corp. of America (f)	561,500	33,122,885

Insurance - 0.8%
Markel Group, Inc. (a)	3,450	6,890,892

Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada) (a)	150,000	210,391

IT Services - 4.6%
Akamai Technologies, Inc. (a)(e)	116,000	9,252,160
Research Solutions, Inc. (a)(f)	2,930,000	8,409,100
Unisys Corp. (a)(f)	4,538,000	20,557,140
		38,218,400
Life Sciences Tools & Services - 0.7%
Bruker Corp.	137,500	5,665,000
CryoPort, Inc. (a)	29,500	220,070
		5,885,070

See accompanying Notes to Financial Statements.

NEEDHAM Aggressive GROWTH FUND

Schedule of Investments

as of June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - 0.8%
Gorman-Rupp Co.	140,000	$5,140,800
Somero Enterprises, Inc.	340,000	1,143,414
Tennant Co.	2,500	193,700
Westinghouse Air Brake Technologies Corp.	2,750	575,713
		7,053,627
Media - 0.1%
The Trade Desk, Inc. - Class A (a)	17,000	1,223,830

Professional Services - 6.3%
Asure Software, Inc. (a)(f)	2,495,000	24,351,200
CRA International, Inc.	84,750	15,879,607
Jacobs Solutions, Inc.	17,500	2,300,375
Parsons Corp. (a)	137,500	9,868,375
		52,399,557
Semiconductors & Semiconductor Equipment - 10.4%
ASML Holding NV (Netherlands)	3,000	2,404,170
Camtek Ltd. (Israel) (a)	35,000	2,959,600
Entegris, Inc.	66,000	5,322,900
FormFactor, Inc. (a)	250,000	8,602,500
MKS, Inc.	46,500	4,620,240
Nova, Ltd. (Israel) (a)	62,750	17,268,800
PDF Solutions, Inc. (a)	1,269,350	27,138,703
Photronics, Inc. (a)	287,500	5,413,625
SiTime Corp. (a)	9,500	2,024,260
Teradyne, Inc.	22,500	2,023,200
Veeco Instruments, Inc. (a)	411,000	8,351,520
		86,129,518
Software - 4.5%
Aptitude Software Group PLC (United Kingdom)	30,000	138,363
Arteris, Inc. (a)(f)	2,420,000	23,062,600
Bentley Systems, Inc. - Class B	42,500	2,293,725
Circle Internet Group, Inc. (a)	6,088	1,103,693
Computer Modelling Group Ltd. (Canada)	80,000	423,573
Klaviyo, Inc. - Class A (a)	195,000	6,548,100
Thinkific Labs, Inc. (Canada) (a)(f)	2,475,000	3,762,254
		37,332,308
Specialty Retail - 5.8%
CarMax, Inc. (a)	67,500	4,536,675
ThredUp, Inc. - Class A (a)(f)	5,875,000	44,003,750
		48,540,425
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	13,700	2,810,829
Super Micro Computer, Inc. (a)(e)	810,000	39,698,100
		42,508,929
Textiles, Apparel & Luxury Goods - 0.3%
Carter’s, Inc.	76,500	2,304,945

Trading Companies & Distributors - 0.4%
Transcat, Inc. (a)	40,000	$3,438,400

TOTAL COMMON STOCKS (Cost $590,576,766)		817,366,267

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.7%
Specialized REITs - 0.7%
Equinix, Inc.	6,500	5,170,555

TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,636,656)		5,170,555

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.11% (c)	8,570,335	8,570,335

TOTAL SHORT-TERM INVESTMENTS (Cost $8,570,335)		8,570,335

TOTAL INVESTMENTS - 100.0% (Cost $602,783,757)		831,107,157
Other Assets in Excess of Other Assets - 0.0% (d)		396,818
TOTAL NET ASSETS - 100.0%		$831,503,975

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(d)	Represents less than 0.05% of net assets.

(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2025 is $1,213,710.

(f)	Affiliated company as defined by the Investment Company Act of 1940.

See accompanying Notes to Financial Statements.

NEEDHAM Aggressive GROWTH FUND

Schedule of Investments

as of June 30, 2025 (Unaudited) (Continued)

Allocation of Portfolio Holdings by Country as of June 30, 2025

	(% of Investments)
United States^	$744,601,111	89.6%
Canada	28,093,214	3.4
Guernsey	24,492,000	2.9
Israel	20,228,400	2.5
Australia	7,596,699	0.9
Ireland	2,570,400	0.3
Netherlands	2,404,170	0.3
Switzerland	982,800	0.1
United Kingdom	138,363	0.0 (a)
	$831,107,157	100.0%

^	United States allocation includes Short-Term Investment - Money Market Fund of 1.0%.

(a)	Represents less than 0.05% of net assets.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Schedule of Investments

as of June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.7%
Aerospace & Defense - 0.4%
Mercury Systems, Inc. (a)	10,000	$538,600

Automobile Components - 0.7%
Mobileye Global, Inc. - Class A (a)	53,900	969,122

Chemicals - 3.3%
Aspen Aerogels, Inc. (a)	774,500	4,585,040

Communications Equipment - 12.6%
ADTRAN Holdings, Inc. (a)	925,000	8,297,250
Calix, Inc. (a)	40,000	2,127,600
Comtech Telecommunications Corp. (a)	100,000	245,000
Extreme Networks, Inc. (a)	40,000	718,000
Harmonic, Inc. (a)	565,000	5,350,550
KVH Industries, Inc. (a)	161,400	860,262
		17,598,662
Construction & Engineering - 0.9%
Centuri Holdings, Inc. (a)	22,500	504,900
Everus Construction Group, Inc. (a)	12,500	794,125
		1,299,025
Diversified Consumer Services - 1.0%
Matthews International Corp. - Class A	60,000	1,434,600

Electrical Equipment - 2.8%
Generac Holdings, Inc. (a)	11,000	1,575,310
Vicor Corp. (a)	50,000	2,268,000
		3,843,310
Electronic Equipment, Instruments & Components - 18.2%
Badger Meter, Inc.	6,000	1,469,700
Cognex Corp.	47,500	1,506,700
Insight Enterprises, Inc. (a)	11,000	1,518,935
nLight, Inc. (a)(c)	150,000	2,952,000
Rogers Corp. (a)	55,000	3,766,400
TTM Technologies, Inc. (a)	185,000	7,551,700
Vishay Intertechnology, Inc.	280,000	4,446,400
Vishay Precision Group, Inc. (a)	75,000	2,107,500
		25,319,335
Gas Utilities - 0.5%
MDU Resources Group, Inc.	45,000	750,150

Hotels, Restaurants & Leisure - 1.7%
Vail Resorts, Inc.	15,000	2,356,950

IT Services - 3.5%
Akamai Technologies, Inc. (a)	9,000	717,840
BigCommerce Holdings, Inc. (a)	425,000	2,125,000
Unisys Corp. (a)	443,000	2,006,790
		4,849,630
Life Sciences Tools & Services - 2.9%
Bruker Corp.	37,500	$1,545,000
CryoPort, Inc. (a)	278,000	2,073,880
Standard BioTools, Inc. (a)	400,000	480,000
		4,098,880
Machinery - 2.7%
Chart Industries, Inc. (a)	22,500	3,704,625

Professional Services - 1.0%
Parsons Corp. (a)	20,000	1,435,400

Semiconductors & Semiconductor Equipment - 24.5%
Allegro MicroSystems, Inc. (a)	50,000	1,709,500
AXT, Inc. (a)	300,000	627,000
Camtek Ltd. (Israel) (a)	25,000	2,114,000
CEVA, Inc. (a)	115,000	2,527,700
Cohu, Inc. (a)	118,000	2,270,320
Entegris, Inc.	12,000	967,800
FormFactor, Inc. (a)	40,000	1,376,400
Ichor Holdings Ltd. (Cayman Islands) (a)	67,500	1,325,700
Marvell Technology, Inc.	18,000	1,393,200
MaxLinear, Inc. (a)	155,000	2,202,550
MKS, Inc.	20,000	1,987,200
PDF Solutions, Inc. (a)	329,150	7,037,227
Penguin Solutions, Inc. (a)	105,000	2,080,050
Photronics, Inc. (a)	100,000	1,883,000
Power Integrations, Inc.	7,500	419,250
SiTime Corp. (a)	5,000	1,065,400
Ultra Clean Holdings, Inc. (a)	35,000	789,950
Veeco Instruments, Inc. (a)	120,000	2,438,400
		34,214,647
Software - 10.0%
Arteris, Inc. (a)	535,000	5,098,550
Bentley Systems, Inc. - Class B	30,000	1,619,100
Circle Internet Group, Inc. (a)	1,022	185,278
PROS Holdings, Inc. (a)	150,000	2,349,000
Rapid7, Inc. (a)	160,000	3,700,800
Tenable Holdings, Inc. (a)	20,000	675,600
Yext, Inc. (a)	30,000	255,000
		13,883,328
Technology Hardware, Storage & Peripherals - 2.4%
Pure Storage, Inc. - Class A (a)	10,000	575,800
Super Micro Computer, Inc. (a)	55,000	2,695,550
		3,271,350
Trading Companies & Distributors - 1.6%
Transcat, Inc. (a)	26,500	2,277,940

TOTAL COMMON STOCKS (Cost $129,908,430)		126,430,594

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Schedule of Investments

as of June 30, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.4%
Money Market Funds - 10.4%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.11% (b)	14,527,987	$14,527,987

TOTAL SHORT-TERM INVESTMENTS (Cost $14,527,987)		14,527,987

TOTAL INVESTMENTS - 101.1% (Cost $144,436,417)		140,958,581
Liabilities in Excess of Other Assets - (1.1)%		(1,574,273)
TOTAL NET ASSETS - 100.0%		$139,384,308

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

(c)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of June 30, 2025 is $1,968,000.

Allocation of Portfolio Holdings by Country as of June 30, 2025

	(% of Investments)
United States^	$137,518,881	97.6%
Israel	2,114,000	1.5
Cayman Islands	1,325,700	0.9
	$140,958,581	100.0%

^	United States allocation includes Short-Term Investment – Money Market Fund of 10.4%.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

For the period ended June 30, 2025 (Unaudited)

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Assets
Investments, at Value
Unaffiliated Securities (Cost $76,953,800, $454,598,491, $144,436,417)	$153,636,401	$609,230,948	$140,958,581
Affiliated Securities, (Cost $-, $148,185,266, $—)	—	221,876,209	—
Receivables:
Deposit with Broker for Securities Sold Short	—	5,972	—
Dividends and Interest	63,352	53,611	78,119
Fund Shares Sold	3,129	2,515,364	446,713
Investment Securities Sold	137,503	—	—
Prepaid Expenses	34,703	77,443	32,170
Total Assets	153,875,088	833,759,547	141,515,583

Liabilities
Payables:
Investment Securities Purchased	234,118	525,760	1,777,415
Fund Shares Redeemed	125,679	746,789	149,095
Due to Adviser	129,666	664,471	108,919
Distribution Fees	13,235	43,204	2,549
Administration and Accounting Fees	41,209	113,501	27,861
Transfer Agent Fees	16,886	62,785	16,008
Audit and Tax Fees	12,653	58,341	11,655
Directors’ Fees	2,676	7,577	2,670
Accrued Expenses and Other Liabilities	11,297	33,144	35,103
Total Liabilities	587,419	2,255,572	2,131,275

Net Assets	$153,287,669	$831,503,975	$139,384,308

Retail Class Shares
Net Assets	70,653,992	213,395,725	26,934,870
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,220,887	4,158,821	1,623,956
Net Asset Value and Offering Price Per Share	$57.87	$51.31	$16.59

Institutional Class Shares
Net Assets	82,633,677	618,108,250	112,449,438
Shares Issued and Outstanding $0.001 Par Value
(Authorized 800,000,000,100,000,000 and 100,000,000 respectively)	1,359,208	11,381,358	6,083,771
Net Asset Value and Offering Price Per Share	$60.80	$54.31	$18.48

Components of Net Assets
Paid-in Capital	63,780,366	596,093,133	196,055,921
Distributable Earnings	89,507,303	235,410,842	(56,671,613)
Total Net Assets	$153,287,669	$831,503,975	$139,384,308

See accompanying Notes to Financial Statements.

Statements of Operations

For the period ended June 30, 2025 (Unaudited)

	Needham Growth Fund	Needham Aggressive Growth Fund	Needham Small Cap Growth Fund
Investment Income
Dividend Income from unaffiliated securities (net of foreign withholding tax of $3,421, $23,539, $—)	$534,880	$1,278,826	$344,663
Dividend Income from affiliated securities	—	66,753	—
Total Investment Income	534,880	1,345,579	344,663

Expenses
Investment Advisory Fees	977,421	4,616,633	861,326
Distribution Fees	88,332	243,478	34,794
Administration and Accounting Fees	93,951	329,184	77,127
Audit Fees	10,591	54,427	9,553
Chief Compliance Officer Fees	3,108	13,186	2,611
Custodian Fees	10,609	28,672	6,549
Directors’ Fees	3,264	15,053	2,430
Filing Fees	25,870	62,301	25,218
Legal Fees	13,621	47,383	11,454
Printing Fees	5,257	30,487	5,224
Transfer Agent Fees	36,886	188,000	37,071
Other Expenses	10,510	64,172	7,175
Total Expenses	1,279,420	5,692,976	1,080,532
Fees Waived by Investment Adviser	(130,590)	(808,593)	(183,986)
Fees Recouped by Investment Adviser	—	—	51
Net Expenses	1,148,830	4,884,383	896,597
Net Investment Income (Loss)	(613,950)	(3,538,804)	(551,934)

Net Realized / Unrealized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions and Currency
Net Realized Gain (Loss) from Unaffiliated Securities	11,534,687	(2,787,615)	5,872,822
Net Realized Gain (Loss) from Affiliated Securities	—	13,158,458	—
Net Realized (Loss) from Foreign Currency Transactions and Currency	(601)	(9,444)	—
Change in Unrealized Appreciation (Depreciation) on Investments and Securities Sold Short	(21,107,800)	31,041,907	(11,047,395)
Change in Unrealized Appreciation on Affiliated Investments	—	42,193,618	—
Net Realized / Unrealized Gain from Investments, Securities Sold Short, Foreign Currency Transactions and Currency	(9,573,714)	83,596,924	(5,174,573)
Change in Net Assets Resulting from Operations	$(10,187,664)	$80,058,120	$(5,726,507)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Needham Growth Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Change in Net Assets
Operations:
Net Investment Loss	$(613,950)	$(969,401)
Net Realized Gain from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	11,534,086	12,458,313
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Foreign Currency Translations	(21,107,800)	6,851,757
Change in Net Assets Resulting from Operations	(10,187,664)	18,340,669

Distributable Earnings:
Retail Class	—	(3,304,564)
Institutional Class	—	(4,362,839)
Total Distributable Earnings	—	(7,667,403)

Capital Transactions:
Retail Class:
Shares Issued	3,076,548	28,528,217
Shares Issued in Reinvestment of Distribution	—	3,076,761
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(458,070)	(1,705,915)
Shares Redeemed	(9,247,632)	(29,095,871)
Institutional Class:
Shares Issued	13,385,376	64,326,647
Shares Issued in Reinvestment of Distribution	—	4,232,756
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	458,070	1,705,915
Shares Redeemed	(35,787,121)	(37,077,492)
Total Change in Net Assets from Capital Transactions	(28,572,829)	33,991,018
Change in Net Assets	(38,760,493)	44,664,284

Total Net Assets
Beginning of Year	192,048,162	147,383,878
End of Year	$153,287,669	$192,048,162

Share Transaction:
Retail Class:
Number of Shares Issued	57,024	413,283
Number of Shares Reinvested	—	49,355
Number of Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(7,784)	(26,678)
Number of Shares Redeemed	(166,927)	(439,689)
Change in Retail Class Shares	(117,687)	(3,729)
Institutional Class:
Number of Shares Issued	212,571	906,468
Number of Shares Reinvested	—	64,850
Number of Shares Issued/(Redeemed) in Exchange for Retail Class Shares	7,784	26,678
Number of Shares Redeemed	(587,351)	(540,334)
Change in Institutional Class Shares	(366,996)	457,662
Total Change in Shares	(484,683)	453,933

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Needham Aggressive Growth Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Change in Net Assets
Operations:
Net Investment Loss	$(3,538,804)	$(1,853,873)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	10,361,399	4,257,930
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Foreign Currency Translations	73,235,525	59,761,585
Change in Net Assets Resulting from Operations	80,058,120	62,165,642

Distributable Earnings:
Retail Class	—	—
Institutional Class	—	—
Total Distributable Earnings	—	—

Capital Transactions:
Retail Class:
Shares Issued	20,788,662	172,242,460
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(563,593)	(25,957,076)
Shares Redeemed	(40,453,683)	(96,253,196)
Capital Contribution	—	—
Institutional Class:
Shares Issued	101,424,636	489,466,586
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	563,593	25,957,076
Shares Redeemed	(148,893,032)	(207,126,662)
Total Change in Net Assets from Capital Transactions	(67,133,417)	358,329,188
Change in Net Assets	12,924,703	420,494,830

Total Net Assets
Beginning of Year	818,579,272	398,084,442
End of Year	$831,503,975	$818,579,272

Share Transaction:
Retail Class:
Number of Shares Issued	457,082	3,727,419
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(12,127)	(555,043)
Number of Shares Redeemed	(906,127)	(2,105,163)
Change in Retail Class Shares	(461,172)	1,067,213
Institutional Class:
Number of Shares Issued	2,148,144	10,131,680
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Retail Class Shares	12,127	555,043
Number of Shares Redeemed	(3,163,273)	(4,284,073)
Change in Institutional Class Shares	(1,003,002)	6,402,650
Total Change in Shares	(1,464,174)	7,469,863

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Needham Small Cap Growth Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Change in Net Assets
Operations:
Net Investment Loss	$(551,934)	$(1,203,030)
Net Realized Gain (Loss) from Investments, Securities Sold Short, Foreign Currency Transactions, and Currency	5,872,822	19,114,815
Net Change in Unrealized (Depreciation) on Investments, Securities Sold Short, Foreign Currency Translations	(11,047,395)	2,407,628
Change in Net Assets Resulting from Operations	(5,726,507)	20,319,413

Distributable Earnings:
Retail Class	—	—
Institutional Class	—	—
Total Distributable Earnings	—	—

Capital Transactions:
Retail Class:
Shares Issued	602,135	4,354,571
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	—	(304,879)
Shares Redeemed	(6,873,866)	(19,526,731)
Institutional Class:
Shares Issued	9,308,928	25,774,278
Shares Issued in Reinvestment of Distribution	—	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	—	304,879
Shares Redeemed	(20,250,361)	(34,894,965)
Total Change in Net Assets from Capital Transactions	(17,213,164)	(24,292,847)
Change in Net Assets	(22,939,671)	(3,973,434)

Total Net Assets
Beginning of Year	162,323,979	166,297,413
End of Year	$139,384,308	$162,323,979

Share Transaction:
Retail Class:
Number of Shares Issued	35,571	246,575
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	—	(17,261)
Number of Shares Redeemed	(405,032)	(1,138,091)
Change in Retail Class Shares	(369,461)	(908,777)
Institutional Class:
Number of Shares Issued	529,653	1,416,812
Number of Shares Reinvested	—	—
Number of Shares Issued/(Redeemed) in Exchange for Retail Class Shares	—	17,261
Number of Shares Redeemed	(1,138,163)	(1,903,573)
Change in Institutional Class Shares	(608,510)	(469,500)
Total Change in Shares	(977,971)	(1,378,277)

See accompanying Notes to Financial Statements.

Needham Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Retail Class
	Six Months Ended June 30, 2025	Year Ended December 31
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$61.02	$55.34	$43.63	$66.90	$55.89	$41.99

Investment Operations
Net Investment Loss	(0.29)	(0.47)	(0.53)	(0.67)	(0.89)	(0.56)
Net Realized and Unrealized Gain (Loss) on Investments	(2.86)	8.54	12.24	(21.82)	16.53	17.66
Total from Investment Operations	(3.15)	8.07	11.71	(22.49)	15.64	17.10

Less Distributions
Net Realized Gains	—	(2.39)	—	(0.78)	(4.63)	(3.20)
Total Distributions	—	(2.39)	—	(0.78)	(4.63)	(3.20)
Net Asset Value, End of Year	$57.87	$61.02	$55.34	$43.63	$66.90	$55.89
Total Return	(5.16)%	14.51%	26.85%	(33.66)%	27.68%	41.59%
Net Assets, End of Year (000’s)	$70,654	$81,683	$74,277	$62,117	$101,366	$82,628

Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.75%	1.69%	1.78%	1.85%	1.78%	1.85%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.75%	1.69%	1.78%	1.85%	1.78%	1.85%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.75%	1.69%	1.78%	1.85%	1.78%	1.83%
Ratio of Net Investment Loss to Average Net Assets	(1.07)%	(0.70)%	(1.07)%	(1.34)%	(1.40)%	(1.23)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.07)%	(0.70)%	(1.07)%	(1.34)%	(1.40)%	(1.21)%
Portfolio turnover rate	15%	14%	9%	14%	15%	15%

(1)

The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2026 to the extent Total Annual Fund
Operating Expenses exceed 1.95% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)

Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying Notes to Financial Statements.

Needham Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Institutional Class
	Six Months Ended June 30, 2025	Year Ended December 31
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$63.94	$57.63	$45.27	$69.06	$57.36	$42.83

Investment Operations
Net Investment Loss	(0.16)	(0.18)	(0.36)	(0.47)	(0.68)	(0.36)
Net Realized and Unrealized Gain (Loss) on Investments	(2.98)	8.88	12.72	(22.54)	17.01	18.09
Total from Investment Operations	(3.14)	8.70	12.36	(23.01)	16.33	17.73

Less Distributions
Net Realized Gains	—	(2.39)	—	(0.78)	(4.63)	(3.20)
Total Distributions	—	(2.39)	—	(0.78)	(4.63)	(3.20)
Net Asset Value, End of Year	$60.80	$63.94	$57.63	$45.27	$69.06	$57.36
Total Return	(4.93)%	15.01%	27.30%	(33.34)%	28.18%	42.24%
Net Assets, End of Year (000’s)	$82,634	$110,366	$73,107	$58,441	$115,543	$58,046

Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.21%	1.26%	1.40%	1.40%	1.40%	1.40%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.21%	1.26%	1.40%	1.40%	1.40%	1.40%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.51%	1.45%	1.50%	1.58%	1.50%	1.58%
Ratio of Net Investment Loss to Average Net Assets	(0.54)%	(0.26)%	(0.69)%	(0.90)%	(1.02)%	(0.77)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(0.84)%	(0.46)%	(0.79)%	(1.08)%	(1.12)%	(0.96)%
Portfolio turnover rate	15%	14%	9%	14%	15%	15%

(1)

The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2026 to the extent Total Annual Fund
Operating Expenses exceed 1.21% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)

Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Retail Class
	Six Months Ended June 30, 2025	Year Ended December 31
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$46.26	$40.47	$29.40	$40.56	$31.58	$21.77

Investment Operations
Net Investment Loss	(0.29)	(0.27)	(0.17)	(0.43)	(0.59)	(0.37)
Net Realized and Unrealized Gain (Loss) on Investments	5.34	6.06	11.24	(10.73)	12.45	11.41
Total from Investment Operations	5.05	5.79	11.07	(11.16)	11.86	11.04

Less Distributions
Net Realized Gains	—	—	—	—	(2.88)	(1.23)
Total Distributions	—	—	—	—	(2.88)	(1.23)
Net Asset Value, End of Year	$51.31	$46.26	$40.47	$29.40	$40.56	$31.58
Total Return	10.92%	14.31%	37.65%	(27.53)%	37.54%	51.39%
Net Assets, End of Year (000’s)	$213,396	$213,702	$143,772	$55,027	$63,599	$40,258

Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.66%	1.67%	1.79%	1.85%	1.86%	1.95%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.66%	1.67%	1.79%	1.85%	1.86%	1.95%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.66%	1.65%	1.78%	1.82%	1.82%	1.96%
Ratio of Net Investment Loss to Average Net Assets	(1.30)%	(0.58)%	(0.47)%	(1.38)%	(1.62)%	(1.56)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.30)%	(0.56)%	(0.45)%	(1.35)%	(1.59)%	(1.57)%
Portfolio turnover rate	14%	7%	7%	11%	12%	13%

(1)

The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2026 to the extent Total Annual Fund
Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)

Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Institutional Class
	Six Months Ended June 30, 2025	Year Ended December 31
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$48.84	$42.52	$30.73	$42.11	$32.49	$22.23

Investment Operations
Net Investment Loss	(0.19)	(0.06)	0.08	(0.23)	(0.36)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	5.66	6.38	11.71	(11.15)	12.86	11.71
Total from Investment Operations	5.47	6.32	11.79	(11.38)	12.50	11.49

Less Distributions
Net Realized Gains	—	—	—	—	(2.88)	(1.23)
Total Distributions	—	—	—	—	(2.88)	(1.23)
Net Asset Value, End of Year	$54.31	$48.84	$42.52	$30.73	$42.11	$32.49
Total Return	11.20%	14.86%	38.37%	(27.02)%	38.43%	52.36%
Net Assets, End of Year (000’s)	$618,108	$604,877	$254,313	$79,891	$76,778	$34,132

Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18%	1.18%	1.18%	1.18%	1.18%	1.33%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.18%	1.18%	1.18%	1.18%	1.18%	1.32%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.47%	1.46%	1.52%	1.55%	1.53%	1.71%
Ratio of Net Investment Loss to Average Net Assets	(0.82)%	(0.11)%	0.21%	(0.71)%	(0.95)%	(0.94)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.11)%	(0.40)%	(0.13)%	(1.08)%	(1.30)%	(1.32)%
Portfolio turnover rate	14%	7%	7%	11%	12%	13%

(1)

The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2026 to the extent Total Annual Fund
Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)

Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Retail Class
	Six Months Ended June 30, 2025	Year Ended December 31
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$18.47	$16.38	$15.50	$23.19	$25.80	$17.59

Investment Operations
Net Investment Loss	(0.11)	(0.21)	(0.07)	(0.26)	(0.48)	(0.32)
Net Realized and Unrealized Gain (Loss) on Investments	(1.77)	2.30	0.95	(6.79)	3.69	12.06
Total from Investment Operations	(1.88)	2.09	0.88	(7.05)	3.21	11.74

Less Distributions
Net Realized Gains	—	—	—	(0.64)	(5.82)	(3.53)
Total Distributions	—	—	—	(0.64)	(5.82)	(3.53)
Net Asset Value, End of Year	$16.59	$18.47	$16.38	$15.50	$23.19	$25.80
Total Return	(3.14)%	12.76%	5.68%	(30.33)%	10.98%	71.35%
Net Assets, End of Year (000’s)	$26,935	$34,621	$45,583	$59,054	$112,830	$89,206

Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.78%	1.78%	1.80%	1.85%	1.85%	1.85%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.78%	1.78%	1.80%	1.85%	1.85%	1.85%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.82%	1.79%	1.84%	1.86%	1.83%	1.80%
Ratio of Net Investment Loss to Average Net Assets	(1.29)%	(1.20)%	(0.48)%	(1.47)%	(1.72)%	(1.64)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.33)%	(1.21)%	(0.51)%	(1.48)%	(1.70)%	(1.59)%
Portfolio turnover rate	55%	62%	126%	109%	133%	191%

(1)

The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2026 to the extent Total Annual Fund
Operating Expenses exceed 1.85% of the average daily net assets of the Retail Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)

Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Financial Highlights

(For a share outstanding throughout each period/year)

	Institutional Class
	Six Months Ended June 30, 2025	Year Ended December 31
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$19.71	$17.37	$16.40	$24.32	$26.64	$17.96

Investment Operations
Net Investment Loss	(0.06)	(0.11)	0.03	(0.14)	(0.31)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	(1.17)	2.45	0.94	(7.14)	3.81	12.41
Total from Investment Operations	(1.23)	2.34	0.97	(7.28)	3.50	12.21

Less Distributions
Net Realized Gains	—	—	—	(0.64)	(5.82)	(3.53)
Total Distributions	—	—	—	(0.64)	(5.82)	(3.53)
Net Asset Value, End of Year	$18.48	$19.71	$17.37	$16.40	$24.32	$26.64
Total Return	(2.84)%	13.47%	5.85%	(29.82)%	11.74%	72.51%
Net Assets, End of Year (000’s)	$112,449	$127,703	$120,715	$137,578	$173,855	$127,943

Ratios/Supplemental Data
Ratio of Net Expenses to Average Net Assets	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of Net Expenses to Average Net Assets (before interest and dividend expense)(1)	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of Total Expenses to Average Net Assets (before waiver and reimbursement of expenses)	1.50%	1.50%	1.57%	1.62%	1.54%	1.57%
Ratio of Net Investment Loss to Average Net Assets	(0.68)%	(0.59)%	0.16%	(0.76)%	(1.04)%	(0.97)%
Ratio of Net Investment Loss to Average Net Assets (before waivers and reimbursements of expenses)	(1.00)%	(0.91)%	(0.23)%	(1.21)%	(1.40)%	(1.35)%
Portfolio turnover rate	55%	62%	126%	109%	133%	191%

(1)

The Adviser has contractually agreed to waive its fee and, if necessary, reimburse expenses of the Fund until April 29, 2026 to the extent Total Annual Fund
Operating Expenses exceed 1.18% of the average daily net assets of the Institutional Class shares of the Fund (“Expense Cap”). For a period of up to 36 months from the time of any waiver or reimbursement pursuant to this agreement, the Adviser may recoup from the Fund fees waived and expenses reimbursed to the extent that such recover would not cause the Total Annual Fund Operating Expenses of the Fund to exceed the lesser of the Expense Cap in effect (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment, during each 12-month period ended April 29 in the Recoupment period.

(2)

Information presented relates to a unit outstanding for the period presented and assumes the reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the fees, total returns would have been lower.

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited)

1.	ORGANIZATION

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are “diversified” for purposes of the 1940 Act. Please refer to the most recently filed Registration Statement and Statement of Additional Information for a detailed description of each Portfolio’s investment strategy. The Company was organized as a Maryland corporation on October 12, 1995. NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class of each Portfolio commenced operations on December 30, 2016.

Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	CLASS SPECIFIC EXPENSES

Class level expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Portfolio expenses are allocated by class based on relative net assets. Distribution Fees incurred in connection with the Company’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 are expensed at 0.25% of average daily net assets of the Retail Class shares, and the specific amounts are detailed in Note 5.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last reported sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Company’s Valuation Designee in accordance with Fair Value Procedures. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) established by the Valuation Designee. The Company’s Board of Directors (the “Board”) has designated the Portfolios’ investment adviser as the Company’s Valuation Designee.

When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. The Portfolios value their investments in money market funds based on their daily net asset values.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (sold short) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains (losses) arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended June 30, 2025.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Actual results could differ from those estimates.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of December 31, 2024, the Portfolios did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2024, open Federal and New York tax years include the tax years ended December 31, 2021 through December 31, 2024. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of June 30, 2025, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

Needham Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets (1)
Common Stocks	$147,022,203	$—	$—	$147,022,203
Short-Term Investments	6,614,198	—	—	6,614,198
Total	$153,636,401	$—	$—	$153,636,401

Needham Aggressive Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets (1)
Common Stocks	$822,536,822	$—	$—	$822,536,822
Short-Term Investments	8,570,335	—	—	8,570,335
Total	$831,107,157	$—	$—	$831,107,157

Needham Small Cap Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets (1)
Common Stocks	$126,430,594	$—	$—	$126,430,594
Short-Term Investments	14,527,987	—	—	14,527,987
Total	$140,958,581	$—	$—	$140,958,581

(1)	Please refer to the Schedule of Investments to view segregation by industry.

(2)	As of June 30, 2025, Needham Growth Fund, Needham Aggressive Growth Fund, and Needham Small Cap Growth Fund did not hold Level 2 or Level 3 investments.

4.	INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Company has engaged Needham Investment Management L.L.C. (the “Adviser”) to manage its investments pursuant to an Investment Advisory Agreement. The Company pays the Adviser an investment advisory fee at the annual rate of 1.25% of the average daily net assets of each Portfolio.

The Adviser has entered into an agreement with the Company (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of, the Institutional Class and Retail Class shares of each Portfolio in an amount that limits annual operating expenses to not more than 1.21% and 1.95% for NGF, 1.18% and 1.85% for NAGF, and 1.18% and 1.85% for NSCGF, of the average daily net assets of the Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement). The Expense Limitation

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

Agreement is effective for the period from April 29, 2025 through April 29, 2026. The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of the Company and the Adviser. Similar agreements were in effect for periods prior to April 29, 2025.

Any reimbursements or fee waivers made by the Adviser in respect of a Portfolio are subject to recoupment by the Adviser, to the extent that the Portfolio is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, the Adviser has a right to receive from each Portfolio class reimbursement for fee waivers and/or expense reimbursements made pursuant to the Agreement for a period of up to 36 months from the time of any waiver or reimbursement. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the period indicated:

	2028	2027	2026	2025	Total
NGF (Retail Class)	$—	$—	$—	$—	$—
NGF (Institutional Class)	130,590	224,261	63,757	65,533	484,141
NAGF (Retail Class)	—	—	—	—	—
NAGF (Institutional Class)	808,593	1,461,717	467,988	211,334	2,949,632
NSCGF (Retail Class)	5,331	9,127	35,362	40,332	90,152
NSCGF (Institutional Class)	178,654	396,272	455,161	378,974	1,409,061

The Company and Fund Services (the “Administrator”) are parties to a Fund Administration Servicing Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate based on a percentage of the value of each Portfolio’s assets. The Administrator is also compensated for any out of pocket expenses that are reasonably incurred in carrying out its duties under this agreement. The Administrator also provides transfer agent services pursuant to a Transfer Agent Servicing Agreement for additional fees.

Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser. Such officers receive no fees from the Company for serving as officers of the Company. Each of the three Directors who is not an “interested person” (as defined in the 1940 Act) of the Company (each, an “Independent Director”) receives a quarterly retainer of $3,750 and a per-meeting fee of $1,000. Each Independent Director is also a member of the Audit Committee of the Board and receives a fee of $1,000 per meeting attended. An affiliate of the Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services. The affiliate pays the Chief Compliance Officer’s compensation for acting as such and the Company reimburses the affiliate for the Company’s allocated portion of the expense.

5.	DISTRIBUTION PLAN AND BROKERAGE COMMISSIONS

The Company has adopted an Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay compensation to the Distributor or any other distributor or financial institution with which the Company has an agreement with respect to the Retail Class of each Portfolio, with the amount of such compensation not to exceed an annual rate of 0.25% of the daily average net assets of each Portfolio’s Retail Class shares. During the period ended June 30, 2025, NGF, NAGF, and NSCGF Retail Class shares incurred $88,332, $243,478 and $34,794, respectively, pursuant to the Plan.

During the period ended June 30, 2025, NGF, NAGF and NSCGF incurred and paid brokerage commissions to the Distributor in the amount of $6,303, $40,255, and $31,963, respectively.

6.	TEMPORARY BORROWINGS

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the period ended June 30, 2025.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

7.	SHORT SALE TRANSACTIONS

During the period ended June 30, 2025, NGF sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to- market to reflect current value. The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding. To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions. At June 30, 2025, the market value of securities separately segregated to cover short positions was $1,625,000, $1,213,710, and $1,968,000 for NGF, NAGF and NSCGF, respectively.

NGF, NAGF and NSCGF did not hold any securities sold short as of June 30, 2025.

8.	INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of the cost of purchases and proceeds from sales of investment securities and securities sold short, excluding short-term securities, during the period ended June 30, 2025:

	Purchases	Sales
NGF
Long Transactions	$2,311,595	$37,836,771
Short Sale Transactions	52,687	61,789
NAGF
Long Transactions	27,925,223	61,312,623
Short Sale Transactions	263,424	308,715
NSCGF
Long Transactions	25,326,956	54,332,608
Short Sale Transactions	—	—

9.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

10.	INDEMNIFICATION

Under the Company’s organizational documents, the Company’s Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

11.	TRANSACTIONS WITH AFFILIATES

NAGF owned 5% or more of the voting securities of the following companies during the period ended June 30, 2025. As a result, each of these companies is deemed to be an “affiliated person” (as defined in the 1940 Act) of NAGF (and the other Portfolios). Transactions during the year in affiliated companies were as follows:

Security Name	Value at January 1, 2025	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income		Value at June 30, 2025	Share Balance June, 2025
Adams Resources & Energy, Inc.*	$7,172,500	$—	$(7,220,000)	$(1,116,404)	$1,163,904	$—		—	—
Alpha Pro Tech, Ltd.	3,240,125	—	—	(367,500)	—	—		2,872,625	612,500
Arteris, Inc.	23,793,650	734,094	—	(1,465,144)	—	—		23,062,600	2,420,000
Asure Software, Inc.	23,477,950	—	—	873,250	—	—		24,351,200	2,495,000
Comtech Telecommunications Corp.*	5,934,800	—	(85,490)	(2,210,449)	(130,461)	—		3,508,400	1,432,000
Educational Development Corp.	1,328,250	—	(6,636)	(217,918)	(39,696)	—		1,064,000	800,000
FARO Technologies, Inc.	24,472,400	—	(8,097,205)	13,782,133	4,100,272	—		34,257,600	780,000
Logility Supply Chain Solutions, Inc.*	20,989,952	—	(27,196,924)	(692,376)	6,899,348	(149,352	)**	—	—
Matrix Service Co.	16,997,400	—	—	2,186,800	—	—		19,184,200	1,420,000
Northern Technologies International Corp.	7,088,995	—	(72,200)	(3,100,456)	(96,484)	42,040		3,819,855	515,500
Oil-Dri Corp of America	24,539,200	63,523	—	8,520,162	—	174,065		33,122,885	561,500
Precision Optics Corp, Inc.	2,060,550	1,108,885	—	239,565	—	—		3,409,000	700,000
Research Solutions, Inc.	11,952,000	166,485	—	(3,709,385)	—	—		8,409,100	2,930,000
Thinkific Labs, Inc.	4,160,145	780,147	—	(1,178,038)	—	—		3,762,254	2,475,000
ThredUp, Inc.	8,850,825	15,738	(3,416,671)	36,792,308	1,761,550	—		44,003,750	5,875,000
Unisys Corp.	28,326,750	456,145	(135,312)	(7,590,468)	(499,975)	—		20,557,140	4,538,000
	$214,385,492	$3,325,017	$(46,230,438)	$40,746,080	$13,158,458	$66,753		$225,384,609

*	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.

**	The Logility dividend was considered a return of capital.

12.	FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses and distributions paid

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

in connection with redemptions. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
NGF	$(1,661,583)	$1,661,583
NAGF	897,134	(897,134)
NSCGF	1,203,029	(1,203,029)

The tax character distributions paid during 2024 and 2023 were as follows.

	2024	2023
NGF
Ordinary income	—	—
Long-term capital gains	7,667,403	—
Return of capital	—	—
NAGF
Ordinary income	—	—
Long-term capital gains	—	—
Return of capital	—	—
NSCGF
Ordinary income	—	—
Long-term capital gains	—	—
Return of capital	—	—

As of December 31, 2024, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$94,482,495	$103,182,533	$(5,441,141)	$97,741,392
NAGF	659,599,331	213,632,629	(58,279,908)	155,352,721
NSCGF	156,088,086	23,380,275	(16,964,061)	6,416,214

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses and as it relates to NAGF Passive Foreign Investment Company income. As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

NEEDHAM FUNDS

Notes to Financial Statements

June 30, 2025 (Unaudited) (Continued)

	NGF	NAGF	NSCGF
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	2,118,236	—	—
Other accumulated appreciation (depreciation)	(164,661)	—	(57,361,319)
Unrealized appreciation (depreciation)	97,741,393	155,352,722	6,416,214
Total accumulated earnings (loss)	$99,694,968	$155,352,722	$(50,945,105)

As of December 31, 2024, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
NGF	$—	$—	Indefinite
NAGF	$—	$—	Indefinite
NSCGF	$(8,583,952)	$(48,777,367)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2024, NGF, NAGF, and NSCGF had $164,661, $—, and $— of losses to defer, respectively.

13.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

NEEDHAM FUNDS

Supplemental Information

June 30, 2025 (Unaudited)

Federal Income Tax Information

For the fiscal year ended December 31, 2024, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income reported as qualified dividend income was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

The percentage of taxable ordinary income distributions that are designed as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

Privacy Policy

It is the policy of the Company to keep personally identifiable financial information about you as an individual (“nonpublic personal information”) confidential, and use or disclose it only as necessary to provide services to you or the Company or as otherwise required or permitted by law. We may collect the following nonpublic personal information about you:

●

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

●

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, other financial information and information about how you vote your shares.

We disclose nonpublic personal information about current and former shareholders to companies that provide necessary services to the Company. These companies include the transfer agent, distributor, administrator and investment adviser as well as other affiliates of the Company. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information and restrict access to this information to those persons who need it to provide services to you or the Company or who are otherwise permitted by law to receive it. In the event that you hold any shares of our funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with nonaffiliated third parties. If you have any questions concerning the Company’s Privacy Policy, please call 1-800-625-7071.

Disclosure of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Portfolios, this would be for the fiscal quarters ending March 31 and September 30. Each Portfolio’s Form N-PORT reports are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

NEEDHAM FUNDS

Supplemental Information

June 30, 2025 (Unaudited) (Continued)

Voting Proxies on Company Portfolio Securities

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Household Delivery of Shareholder Documents

To reduce expenses, the Company may mail only one copy of the Portfolios’ prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

Index Disclaimer

The Portfolios have been developed solely by the Adviser. The Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on March 11, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period

Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	August 27, 2025

By (Signature and Title)	/s/ James W. Giangrasso
James W. Giangrasso, Treasurer and Secretary (Principal Financial Officer)

Date	August 27, 2025